General information	6 Months Ended
Jun. 30, 2024
General information
General information

Note 1

General information

Corporate information

Cadeler A/S (the “Company”, “Parent Company” or the “Group”) is incorporated and domiciled in Denmark. The address of its registered office is Kalvebod Brygge 43, DK-1560 Copenhagen, Denmark. The Company is listed on the Oslo Stock Exchange (ticker code: CADLR) and on the New York Stock Exchange (ticker code: CDLR).

The Group is a leading offshore wind farm transportation and installation (T&I) contractor headquartered in Copenhagen, Denmark. The Group owns and operates four offshore jack-up windfarm installation vessels, Wind Orca, Wind Osprey, Wind Scylla and Wind Zaratan. In addition to wind farm installation, these vessels can perform maintenance, construction, decommissioning, and other tasks within the offshore industry.

The interim condensed consolidated financial statements of the Group are composed of the financial statements of Cadeler A/S and its subsidiaries (which are all wholly owned by the Parent Company Cadeler A/S). For more information on the subsidiaries of Cadeler A/S please refer to Note 28 to the consolidated financial statements for 2023.

The interim condensed consolidated financial statements for the six months ended 30 June 2024 are unaudited.